Insurance Proceeds - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Business Interruption Loss [Line Items]
Insurance recoveries	$ 450	$ 2,276	$ 450	$ 3,426
Raquel Knutsen [Member]
Business Interruption Loss [Line Items]
Insurance recoveries		2,150		2,900
Partnership's loss, description			Under the Partnership’s loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Vessel, off-hire period			February 22, 2017 to May 15, 2017
Raquel Knutsen [Member] | Hull and Machinery [Member]
Business Interruption Loss [Line Items]
Insurance recoveries		2,170		3,890
Cost of repairs, vessel operating expenses		$ 100		$ 100
Carmen Knutsen [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	2,200		$ 2,200
Partnership's loss, description			Under its loss of hire insurance policies, the Partnership’s insurer is expected to pay the hire rate agreed in respect of the Carmen Knutsen for each day in excess of 14 deductible days while the vessel was off-hire as a result of the repairs of the controllable pitch propeller. For the three and six months ended June 30, 2018, the Partnership received payments for loss of hire insurance of $2.2 million, which is recorded as a component of total revenues since day rates are recovered under terms of the policy.
Special survey drydocking period			5 years
Vessel, hire period			January 1, 2018
Carmen Knutsen [Member] | Hull and Machinery [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	$ 1,500		$ 1,500